Investment Strategy - TORTOISE MLP ETF	Dec. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Underlying Index is a float adjusted, capitalization weighted index of energy master limited partnerships (“MLPs”) and limited liability companies. The Underlying Index is comprised of publicly traded companies organized in the form of limited partnerships and limited liability companies engaged in the transportation, production, processing or storage of energy commodities. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments intended to provide exposure to the Underlying Index. The Fund may seek exposure to the Underlying Index through total return swaps that reference (i) the value of the Underlying Index, (ii) custom baskets of securities that replicate the value of the Underlying Index and (iii) direct equity securities of MLPs and MLP Affiliates (as defined below) or other securities that are consistent with tracking the performance of the Underlying Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

To be included in the Underlying Index, a company must be domiciled in the U.S. and its shares must be publicly traded and listed on the New York Stock Exchange, NASDAQ or NYSE MKT. Eligible constituents must also have a total market capitalization of at least $200 million USD at the time of inclusion in the Underlying Index and must maintain an average equity market capitalization of at least $175 million USD for a minimum of 20 trading days prior to the rebalance reference date of the Underlying Index.

Underlying Index constituents may include the following equity securities: 1) interests in energy MLPs as defined by the Energy Infrastructure Council (EIC); and 2) equity securities of energy MLP affiliates, including MLP I-Shares (indirect ownership interests in MLPs issued by MLP affiliates and referred to herein as “MLP Affiliates”). Companies included in the Underlying Index must pay a distribution greater than or equal to their minimum quarterly distribution at the time of inclusion in the Underlying Index. No individual constituent may exceed 7.5% of the Underlying Index value and securities of an MLP Affiliate family may not exceed 15% in the aggregate.

The Fund will invest primarily in total return swaps intended to provide exposure to the securities that comprise the Underlying Index. The Fund may also invest directly in the securities comprising the Underlying Index or in securities that the Adviser or Sub-Adviser (as defined below) believes to be consistent with tracking the performance of the Underlying Index, including equity securities of MLPs, MLP Affiliates or other energy companies not comprising part of the Underlying Index. No more than 25% of the Fund’s assets will be invested in qualified publicly traded partnerships, including MLPs. In addition to total return swaps and direct investments in equity securities, the Fund may invest in, Treasury securities, ETFs investing in Treasury securities, and money market funds.

Under normal circumstances, the Fund generally will seek exposure to all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index either through investment in derivatives with exposure to the constituents of the Underlying Index or directly in Underlying Index constituents; however, under various circumstances, it may not be possible or practicable to achieve exposure to all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may utilize various available investment techniques to seek performance that corresponds to the Underlying Index.

As of June 30, 2025, the Underlying Index was comprised of 23 constituents. No constituents will be added to the Underlying Index between rebalance dates, which take place on a quarterly basis in March, June, September and December. Constituents in the Underlying Index may be removed from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Standard rebalances take place on a quarterly basis. Special rebalances are triggered by corporate actions and will be implemented as practically as possible on a case-by-case basis. Underlying Index constituent changes and updates, as well as any changes to the methodology, will be posted to http://tortoiseadvisors.com/. The Underlying Index is owned by the Adviser (as defined below) or an affiliate. The Adviser (also referred to herein as the “Index Provider”) provides the Underlying Index for use by the Fund at no cost to the Fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its total investment exposure) in a particular industry or industries comprising the energy infrastructure sector. The Fund is a non-diversified fund.

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments intended to provide exposure to the Underlying Index.